Income Taxes (Details) - Schedule of Amount Computed Using the U. S Federal Income Tax Rate	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Amount Computed Using the U. S Federal Income Tax Rate [Abstract]
Income tax (benefit)	$ (2,060,870)
Non-deductible	1,190,032
Change in valuation allowance	870,838
Income tax (benefit) per financial statements